EXPLORATION AND EVALUATION ASSETS (Details Narrative)								12 Months Ended
	Aug. 19, 2025 USD ($) shares	Aug. 12, 2025 USD ($) shares	Aug. 12, 2025 CAD ($) shares	May 28, 2025 USD ($) shares	May 28, 2025 AUD ($)	Jun. 01, 2024 USD ($)	Jun. 09, 2022 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2025 CAD ($) shares	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2025 CAD ($)	Aug. 19, 2025 CAD ($)	Oct. 02, 2024
IfrsStatementLineItems [Line Items]
Carrying amount of mineral rights								$ 1,826,612		$ 239,274	$ (12,267)
Exploration expenditures								18,100		45,000	(0)
Cash								$ 244,694		$ 242,082	$ 2,808
Option To Bounty Gold To Acquire Laird Lake Project [Member]
IfrsStatementLineItems [Line Items]
Percentage of cash payment								75.00%					75.00%
Common shares interest rate								25.00%					25.00%
Payment for cash									$ 1,250,000
Option To Bounty Gold To Acquire Laird Lake Project 1 [Member]
IfrsStatementLineItems [Line Items]
Percentage of cash payment								50.00%					50.00%
Common shares interest rate								50.00%					50.00%
Payment for cash									1,500,000
Option To Bounty Gold To Acquire Laird Lake Project 2 [Member]
IfrsStatementLineItems [Line Items]
Percentage of cash payment								25.00%					25.00%
Common shares interest rate								75.00%					75.00%
Payment for cash									1,750,000
NSR [Member]
IfrsStatementLineItems [Line Items]
Obligations interest								2.00%					2.00%
Athena Gold [Member]
IfrsStatementLineItems [Line Items]
Payment for cash									$ 1,000,000
Obligations interest								1.00%					1.00%
Nubian USA [Member]
IfrsStatementLineItems [Line Items]
Acquired interest												100.00%
Net Smelter Returns [Member]
IfrsStatementLineItems [Line Items]
Returns seller retained royalty percentage												1.00%
Returns royalty percentage												0.50%
Royalty purchased												$ 500,000
Percentage of royalty fair market value												0.50%
Fortunas And Prout [Member]
IfrsStatementLineItems [Line Items]
Acquired interest							100.00%
Consideration amount							$ 185,000
Silver Reserve Corp [Member]
IfrsStatementLineItems [Line Items]
Acquired interest						100.00%
Consideration amount						$ 45,000
Percentage of consideration paid received						3.00%
Mammoth [Member]
IfrsStatementLineItems [Line Items]
Acquired interest				80.00%
Consideration amount				$ 128,115	$ 200,000
Number of ordinary shares issued | shares				32,000,000
Fair market value				$ 2,059,520
Carrying amount of mineral rights				2,187,635
Exploration expenditures				$ 5,000,000
Investments in joint ventures eEarn interest percentage				80.00%
Free carried interest percentage				20.00%
Oneman Lake [Member]
IfrsStatementLineItems [Line Items]
Acquired interest															100.00%
Nova Athena Gold Corp [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares issued | shares								4,430,830	4,430,830
Stock issued for acquisition, value								$ 0
August 19, 2025 [Member] | Option To Bounty Gold To Acquire Laird Lake Project [Member]
IfrsStatementLineItems [Line Items]
Cash													$ 50,000
Percentage of cash payment								50.00%					50.00%
August 19, 2026 [Member] | Option To Bounty Gold To Acquire Laird Lake Project [Member]
IfrsStatementLineItems [Line Items]
Cash													$ 50,000
Percentage of cash payment								50.00%					50.00%
August 19, 2027 [Member] | Option To Bounty Gold To Acquire Laird Lake Project [Member]
IfrsStatementLineItems [Line Items]
Cash													$ 50,000
Percentage of cash payment								50.00%					50.00%
August 19, 2028 [Member] | Option To Bounty Gold To Acquire Laird Lake Project [Member]
IfrsStatementLineItems [Line Items]
Cash													$ 50,000
Percentage of cash payment								50.00%					50.00%
August 19, 2029 [Member] | Option To Bounty Gold To Acquire Laird Lake Project [Member]
IfrsStatementLineItems [Line Items]
Cash													$ 1,000,000
Bounty Gold [Member]
IfrsStatementLineItems [Line Items]
Stock issued for acquisition, shares issued | shares	50,505	50,505	50,505
Stock issued for acquisition, value		$ 18,135	$ 25,000
Cash payment	$ 18,100													$ 25,000
Fair value	$ 18,135													$ 25,000